Income Taxes - Unrecognized Deferred Tax Assets (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 249,210	$ 528,540
Property, plant and equipment [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	104,795
Decommissioning and restoration liability [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	94,839	71,923
Income tax benefit of deferred mining taxes [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	20,720	0
Capital losses [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	942	426
Non-capital losses, expiring 2034 to 2040 [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	132,659	351,218
Share issuance cost [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 50	$ 178